SCHEDULE OF MATURITY OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 375,940
2025	288,594
Total	664,534
Less: imputed interest	(30,077)
Present value of lease liabilities	$ 634,457	$ 904,132